Cover	6 Months Ended
Oct. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--04-30
Entity File Number	001-42952
Entity Registrant Name	Phaos Technology Holdings (Cayman) Limited
Entity Central Index Key	0002024258
Entity Address, Address Line One	55 Ayer Rajah Crescent #05-05,
Entity Address, Country	SG
Entity Address, Postal Zip Code	139949